Supplemental Cash Flow Information -Summary Of Detailed Information About Non Cash Investing And Financing Activities (Detail ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
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Capitalized share-based payments	$ 6,911	$ 6,867
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	(5,877)	10,929
Interest expense included in accounts payable and accrued liabilities	1,931	$ 773
Issuance of 2024 Debentures	330,916
Purchase of U3O8 strategic inventory	$ (341,150)